Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of share-based payment arrangements [Abstract]
Number of share awards outstanding
The number of awards outstanding is detailed below:

(000s)	Restricted awards	Performance awards	Incentive awards	Director Share Units	Total
Balance, December 31, 2023	2,279	3,355	4,483	1,245	11,362
Granted	13	2,416	3,671	335	6,435
Added by performance factor	—	524	—	—	524
Vested	(1,457)	(2,449)	(2,577)	(162)	(6,645)
Forfeited	(9)	(364)	(302)	—	(675)
Balance, December 31, 2024	826	3,482	5,275	1,418	11,001
Granted	5	3,905	5,927	528	10,365
Forfeited by performance factor	—	(243)	—	—	(243)
Vested	(804)	(2,113)	(3,798)	—	(6,715)
Forfeited	(4)	(191)	(1,952)	—	(2,147)
Balance, December 31, 2025	23	4,840	5,452	1,946	12,261